Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0001474103_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

The following affects the fund's summary prospectus, prospectus and statement of additional information:

The fund's Board of Trustees voted on August 18, 2011 to remove the Redemption Fee of the fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from the fund's summary prospectus, prospectus and statement of additional information.

Legg Mason BW International Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001474103_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

The following affects the fund's summary prospectus, prospectus and statement of additional information:

The fund's Board of Trustees voted on August 18, 2011 to remove the Redemption Fee of the fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from the fund's summary prospectus, prospectus and statement of additional information.